Trade and Other Receivables - Details of Overdue but Not Impaired, and Impaired Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable - trade	₩ 2,138,755	₩ 2,261,311
Other receivables	1,962,083	1,701,249
Overdue but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	29,304	41,613
Other receivables	3,113	5,663
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	2,378,203	2,503,139
Other receivables	2,084,806	1,828,753
Gross amount [member] | Neither overdue nor impaired [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	1,585,714	1,715,966
Other receivables	1,930,261	1,617,349
Gross amount [member] | Overdue but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	29,304	41,613
Other receivables	3,113	5,663
Gross amount [member] | Impaired [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	763,185	745,560
Other receivables	151,432	205,741
Allowance for doubtful accounts [Member]
Disclosure of financial assets [line items]
Accounts receivable - trade	(239,448)	(241,828)
Other receivables	₩ (122,723)	₩ (127,504)